Fair Value Measurements - Financial liabilities that were accounted for at fair value on a recurring basis (Details)	Dec. 31, 2022 USD ($)
Liabilities:
Bridge Note - Embedded Derivative	$ 273,534
Total	208,803
IDoc Virtual Telehealth Solutions, Inc.
Liabilities:
Bridge Note - Embedded Derivative	273,534
Recurring | IDoc Virtual Telehealth Solutions, Inc.
Liabilities:
Bridge Note - Embedded Derivative	273,534
Total	273,534
Level 3 | Recurring | IDoc Virtual Telehealth Solutions, Inc.
Liabilities:
Bridge Note - Embedded Derivative	273,534
Total	$ 273,534